Note 16 -Stock-based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Number of Stock Options Outstanding (in shares)	526,321	468,889
Weighted-Average Exercise Price (in dollars per share)	$ 12.36	$ 8.25
Weighted-Average Remaining Contractual Life (Year)	4 years 328 days	4 years 73 days	3 years 182 days
Aggregate Intrinsic Value	$ 5.7	$ 4.9	$ 5.2
Granted, shares (in shares)	274,500	170,932	0
Granted, weighted-average exercise price (in dollars per share)	$ 23.18	$ 19.06
Exercised, shares (in shares)	(142,112)	(113,500)
Exercised, weighted-average exercise price (in dollars per share)	$ 6.98	$ 4.93
Forfeited, shares (in shares)	(1,500)
Forfeited, weighted-average exercise price (in dollars per share)	$ 23.14
Number of Stock Options Outstanding (in shares)	657,209	526,321	468,889
Weighted-Average Exercise Price (in dollars per share)	$ 18.21	$ 12.36	$ 8.25
Vested or expected to vest at January 31, 2018, shares (in shares)	657,209
Vested or expected to vest at January 31, 2018, weighted-average exercise price (in dollars per share)	$ 18.21
Vested or expected to vest at January 31, 2018 (Year)	4 years 328 days
Vested or expected to vest at January 31, 2018, aggregate intrinsic value	$ 5.7
Exercisable at January 31, 2018, shares (in shares)	328,642
Exercisable at January 31, 2018, weighted-average exercise price (in dollars per share)	$ 16.25
Exercisable at January 31, 2018 (Year)	4 years 146 days
Exercisable at January 31, 2018, aggregate intrinsic value	$ 3.5